Note 14 Securitized loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securitized loans [Line Items]
Securitized mortgage assets	€ 23,290	€ 23,695	€ 23,953
Other securitized assets	5,495	6,547	6,144
Total securitized loans	€ 28,784	€ 30,242	€ 30,098